Revenue Recognition - Contract Cost Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Contract cost assets
Total contract cost assets	$ 157	$ 164
Sales commissions
Contract cost assets
Total contract cost assets	146	154
Installation costs
Contract cost assets
Total contract cost assets	$ 11	$ 10